Deferred Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Deferred Revenue [Abstract]
Schedule of Contract Liabilities

	As at
	December 31, 2025 RMB’million	June 30, 2026 RMB’million
Non-current	303	447
Current	3,539	4,447

	3,842	4,894